REVERSE STOCK SPLIT (Details)	Apr. 19, 2026	Apr. 17, 2026	Mar. 26, 2026	Jan. 15, 2026
REVERSE STOCK SPLIT
Reverse stock split		0.03125	0.03125
Subsequent events
REVERSE STOCK SPLIT
Reverse stock split	0.03125	0.03125	0.031
Minimum
REVERSE STOCK SPLIT
Reverse stock split				0.20
Minimum | Subsequent events
REVERSE STOCK SPLIT
Reverse stock split				0.20
Maximum
REVERSE STOCK SPLIT
Reverse stock split				0.02000
Maximum | Subsequent events
REVERSE STOCK SPLIT
Reverse stock split				0.02